SCHEDULE OF NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Amortization of debt discount	$ 435,498	$ 1,081,160
Convertible Promissory Note [Member]
Short-Term Debt [Line Items]
Convertible promissory notes, balance	1,569,770	1,309,111
Issuances		250,000
Conversions		(1,070,501)
Debt discount
Amortization of debt discount	435,497	1,081,160
Convertible promissory notes, balance	$ 2,005,267	$ 1,569,770